TAXATION - Gross value of such unused tax losses (Details) $ in Thousands	Dec. 31, 2022 USD ($)
TAXATION
Unused tax losses	$ 96,687
Singapore
TAXATION
Unused tax losses	3,555
Hong Kong
TAXATION
Unused tax losses	4,694
United States
TAXATION
Unused tax losses	$ 88,438